UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04267
                                   ---------

                          Institutional Fiduciary Trust
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (650) 312-2000
                                                           --------------

Date of fiscal year end:  6/30
                          ----

Date of reporting period: 12/31/09
                          --------

Item 1. Reports to Stockholders.




                                   (GRAPHIC)

DECEMBER 31, 2009

Money Market Portfolio

                               SEMIANNUAL REPORT

                          INSTITUTIONAL FIDUCIARY TRUST

                   (FRANKLIN TEMPLETON INSTITUTIONAL(R) LOGO)

                                    Contents

SEMIANNUAL REPORT
IFT Money Market Portfolio ................................................    1
Performance Summary .......................................................    3
Your Fund's Expenses ......................................................    4
Financial Highlights and Statement of Investments .........................    6
Financial Statements ......................................................    8
Notes to Financial Statements .............................................   11
The Money Market Portfolios ...............................................   15
Shareholder Information ...................................................   26

Semiannual Report

IFT Money Market Portfolio

YOUR FUND'S GOAL AND MAIN INVESTMENTS: The IFT Money Market Portfolio seeks to provide as high a level of current income as is consistent with preservation of shareholders' capital and liquidity. The Fund invests through The Money Market Portfolio (the Portfolio) mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers. The Fund attempts to maintain a stable $1.00 share price.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE CALL A FRANKLIN TEMPLETON INSTITUTIONAL SERVICES REPRESENTATIVE AT (800) 321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

This semiannual report for IFT Money Market Portfolio covers the period ended December 31, 2009.

PERFORMANCE OVERVIEW

Short-term interest rates remained historically low during the period under review, and the Fund's seven-day annualized yield was unchanged at 0.00% from the beginning of the period to December 31, 2009.

ECONOMIC AND MARKET OVERVIEW

The U.S. economy ended the six-month reporting period in much better shape than it began. Economic activity as measured by gross domestic product (GDP) improved from earlier in 2009. GDP registered annualized rates of 2.2% and

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 7.

             NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


                             Semiannual Report | 1

PORTFOLIO BREAKDOWN
12/31/09

                                      % OF TOTAL
                                      NET ASSETS
                                      ----------
Commercial Paper                         40.8%
Certificates of Deposit                  38.4%
U.S. Government & Agency Securities      11.4%
Repurchase Agreements                     9.3%
Other Net Assets                          0.1%

an estimated 5.7% in 2009's third and fourth quarters. These positive signs, however, were constrained by a rising unemployment rate, which stood at 10.0% by period-end.(1) Economic challenges remain, such as stalled consumer confidence and uncertain job prospects for the unemployed, as stimulus measures wind down, but several reports pointed to a resumption of growth.

As economic conditions improved, oil prices rose from $70 per barrel in June to $79 at year-end, still well below 2008 highs. December's inflation rate was an annualized 2.7%.1 Core inflation, which excludes food and energy costs, rose at a 1.8% annualized rate, which was within the Federal Reserve Board's (Fed's) informal target range of 1.5% to 2.0%.(1) The core personal consumption expenditures price index reported a 12-month increase of 1.5%.(2)

During the period under review, an improving economy and decelerating inflation prompted policymakers to maintain low interest rates and discontinue certain stimulus plans. Noting it now believes the recession has ended, the Fed left the federal funds target rate unchanged at a range of 0% to 0.25% for an extended period and began to lay the groundwork for an eventual tightening of monetary policy. Near period-end, the Fed assessed which of its support programs could be phased out.

The spread between two-year and 10-year Treasury yields increased from 242 basis points (100 basis points equal one percentage point) at the beginning of the period to 271 basis points at the end of December. The two-year Treasury bill yield rose from 1.11% to 1.14% over the six-month period, while the 10-year Treasury note rose from 3.53% to 3.85%.

INVESTMENT STRATEGY

Consistent with our strategy, we invest, through the Portfolio, mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including bank obligations, commercial paper, repurchase agreements and U.S. government securities. We maintain a dollar-weighted average portfolio maturity of 90 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund's cash in derivatives or other relatively volatile securities that we believe involve undue risk.

(1.) Source: Bureau of Labor Statistics.

(2.) Source: Bureau of Economic Analysis.


                             2 | Semiannual Report

MANAGER'S DISCUSSION

The six months under review were characterized by extremely low short-term interest rates, which pressured money market yields. We continued to invest the Portfolio's assets in high-quality money market securities. For example, on December 31, 2009, 100% of the securities purchased for the Portfolio carried short-term credit ratings of A-1 or P-1, or higher, by independent credit rating agency Standard & Poor's or Moody's Investors Service.(3)

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

(3.) These do not indicate ratings of the Fund.

PERFORMANCE SUMMARY
SYMBOL: INFXX
12/31/09

Seven-day annualized yield         0.00%
Total annual operating expenses*   0.39%

* The figure is as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figure shown. To avoid a negative yield, the Fund administrator, investment manager and/or transfer agent have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund, and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions, which are not reflected in the table above, are voluntary and may be modified or discontinued by the Fund administrator, investment manager and/or transfer agent at any time. There is no guarantee the Fund will be able to avoid a negative yield.

Annualized yield is for the seven-day period ended 12/31/09. The Fund's average weighted maturity was 53 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE CALL A FRANKLIN TEMPLETON INSTITUTIONAL SERVICES REPRESENTATIVE AT (800) 321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.


                             Semiannual Report | 3

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases, if applicable; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                             4 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING     ENDING        EXPENSES
                                            ACCOUNT     ACCOUNT      PAID DURING
                                             VALUE       VALUE         PERIOD*
                                             7/1/09    12/31/09    7/1/09-12/31/09
                                           ---------   ---------   ---------------
Actual                                       $1,000    $1,000.00        $1.16
Hypothetical (5% return before expenses)     $1,000    $1,024.05        $1.17

* Expenses are calculated using the most recent six-month annualized expense ratio, net of voluntary expense waivers, of 0.23%, which includes the expenses incurred by the Portfolio, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                             Semiannual Report | 5

Institutional Fiduciary Trust

FINANCIAL HIGHLIGHTS

MONEY MARKET PORTFOLIO

                                                 SIX MONTHS
                                                   ENDED
                                                  DECEMBER                           YEAR ENDED JUNE 30,
                                                  31, 2009    ----------------------------------------------------------------
                                                (UNAUDITED)      2009           2008         2007         2006         2005
                                                -----------   ----------     ----------   ----------   ----------   ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of period ........   $     1.00    $     1.00     $     1.00   $     1.00   $     1.00   $     1.00
                                                ----------    ----------     ----------   ----------   ----------   ----------
Income from investment operations -
   net investment income ....................           --         0.009          0.038        0.050        0.039        0.018
Less distributions from net investment
   income ...................................           --        (0.009)        (0.038)      (0.050)      (0.039)      (0.018)
                                                ----------    ----------     ----------   ----------   ----------   ----------
Net asset value, end of period ..............   $     1.00    $     1.00     $     1.00   $     1.00   $     1.00   $     1.00
                                                ==========    ==========     ==========   ==========   ==========   ==========
Total return(a) .............................           --%         0.91%          3.89%        5.07%        3.94%        1.85%
RATIOS TO AVERAGE NET ASSETS(b)
Expenses before waiver and payments
   by affiliates(c) .........................         0.37%         0.39%          0.37%        0.36%        0.37%        0.37%
Expenses net of waiver and payments
   by affiliates(c) .........................         0.23%         0.39%(d)       0.37%        0.36%        0.37%        0.37%
Net investment income .......................           --%         0.90%          3.86%        4.96%        3.88%        1.83%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ...........   $4,908,872    $5,353,195     $4,174,060   $4,543,430   $3,005,324   $3,931,546

(a)  Total return is not annualized for periods less than one year.

(b)  Ratios are annualized for periods less than one year.

(c) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

(d)  Benefit of waiver and payment by affiliate rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             6 | Semiannual Report

Institutional Fiduciary Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED)

MONEY MARKET PORTFOLIO                                            SHARES           VALUE
----------------------                                        -------------   --------------
    MUTUAL FUNDS (COST $4,908,987,917) 100.0%
(a) The Money Market Portfolio, 0.04% .....................   4,908,987,917   $4,908,987,917
    OTHER ASSETS, LESS LIABILITIES (0.0)%(b) ..............                         (116,059)
                                                                              ---------------
    NET ASSETS 100.0% .....................................                   $4,908,871,858
                                                                              ===============

(a)  The rate shown is the annualized seven-day yield at period end.

(b)  Rounds to less than 0.1% of net assets.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 7

Institutional Fiduciary Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2009 (unaudited)

                                                      MONEY MARKET
                                                        PORTFOLIO
                                                     --------------
Assets:
   Investment in Portfolio, at value and cost ....   $4,908,987,917
                                                     --------------
Liabilities:
   Payables:
      Affiliates .................................           65,492
      Allocator Funds (Note 5) ...................            2,933
      Reports to shareholders ....................            7,986
      Professional fees ..........................           30,864
      Unaffiliated transfer agent fees ...........            7,671
   Accrued expenses and other liabilities ........            1,113
                                                     --------------
         Total liabilities .......................          116,059
                                                     --------------
            Net assets, at value .................   $4,908,871,858
                                                     ==============
Net assets consist of paid-in capital ............   $4,908,871,858
                                                     ==============
Shares outstanding ...............................    4,908,871,858
                                                     ==============
Net asset value per share ........................   $         1.00
                                                     ==============

   The accompanying notes are an integral part of these financial statements.


                             8 | Semiannual Report

Institutional Fiduciary Trust

STATEMENT OF OPERATIONS
for the six months ended December 31, 2009 (unaudited)

                                                          MONEY MARKET
                                                            PORTFOLIO
                                                          ------------
Investment income:
   Dividends from Portfolio ...........................   $ 2,205,074
                                                          -----------
Expenses:
   Administrative fees (Note 3a) ......................     6,082,821
   Unaffiliated transfer agent fees ...................         8,466
   Special servicing agreement fees (Note 5) ..........         9,714
   Reports to shareholders ............................         9,884
   Registration and filing fees .......................        42,282
   Professional fees ..................................        48,152
   Trustees' fees and expenses ........................        48,895
   Other ..............................................        72,030
                                                          -----------
      Total expenses ..................................     6,322,244
      Expenses waived/paid by affiliates (Note 3c) ....    (4,117,170)
                                                          -----------
         Net expenses .................................     2,205,074
                                                          -----------
            Net investment income .....................   $        --
                                                          ===========

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 9

Institutional Fiduciary Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        MONEY MARKET PORTFOLIO
                                                                   -------------------------------
                                                                     SIX MONTHS
                                                                        ENDED
                                                                    DECEMBER 31,
                                                                        2009          YEAR ENDED
                                                                     (UNAUDITED)     JUNE 30, 2009
                                                                   --------------   --------------
Increase (decrease) in net assets:
   Net investment income from operations .......................   $           --   $   45,646,896
   Distributions to shareholders from net investment income ....               --      (45,646,896)
   Capital share transactions (Note 2) .........................     (444,322,792)   1,179,134,932
                                                                   --------------   --------------
      Net increase (decrease) in net assets ....................     (444,322,792)   1,179,134,932
Net assets (there is no undistributed net investment income
   at beginning or end of period):
   Beginning of period .........................................    5,353,194,650    4,174,059,718
                                                                   --------------   --------------
   End of period ...............................................   $4,908,871,858   $5,353,194,650
                                                                   ==============   ==============

   The accompanying notes are an integral part of these financial statements.


                             10 | Semiannual Report

Institutional Fiduciary Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

MONEY MARKET PORTFOLIO

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Institutional Fiduciary Trust Money Market Portfolio
(Fund).

The Fund invests substantially all of its assets in The Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Shares of the Fund are offered to other investment companies managed by Franklin Advisers Inc. (Advisers), or its affiliates. At December 31, 2009, investment companies managed by Advisers or its affiliates owned 4,890,064,540 shares of the Fund.

The following summarizes the Fund's significant accounting policies.

A.   SECURITY VALUATION

The Fund holds Portfolio shares that are valued at the closing net asset value of the Portfolio. At December 31, 2009, the Fund owned 67.45% of the Portfolio.

B.   INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of December 31, 2009, and has determined that no provision for income tax is required in the Fund's financial statements.

C.   SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income received from the Portfolio and estimated expenses are accrued daily. Dividends from net investment income are normally declared daily; these dividends are reinvested and paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their


                             Semiannual Report | 11

Institutional Fiduciary Trust

MONEY MARKET PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED) tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

D.   ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E.   GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                                    SIX MONTHS ENDED       YEAR ENDED
                                                    DECEMBER 31, 2009     JUNE 30, 2009
                                                     ----------------   ----------------
Shares sold......................................    $ 20,366,310,461   $ 32,568,068,818
Shares issued in reinvestment of distributions...                  --         35,667,005
Shares redeemed..................................     (20,810,633,253)   (31,424,600,891)
                                                     ----------------   ----------------
Net increase (decrease)..........................    $   (444,322,792)  $  1,179,134,932
                                                     ================   ================

3.   TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, directors and/or trustees of the Portfolio and of the following subsidiaries:

SUBSIDIARY                                                      AFFILIATION
----------                                                      ----------------
Franklin Advisers, Inc. (Advisers)                              Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent


                             12 | Semiannual Report

Institutional Fiduciary Trust

MONEY MARKET PORTFOLIO

3.   TRANSACTIONS WITH AFFILIATES (CONTINUED)

A.   ADMINISTRATIVE FEES

The Fund pays an administrative fee to Advisers of 0.20% per year of the average daily net assets of the Fund.

B.   TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

C.   WAIVER AND EXPENSE REIMBURSEMENTS

In efforts to prevent a negative yield, Advisers has voluntarily agreed to waive or limit its fees, assume as its own expense certain expenses otherwise payable by the Fund and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by Advisers at any time, and without further notice. There is no guarantee that the Fund will be able to avoid a negative yield.

4.   INCOME TAXES

At December 31, 2009, the cost of investments for book and income tax purposes was the same.

5.   SPECIAL SERVICING AGREEMENT

On August 17, 2009, the Fund, which is an eligible underlying investment of one or more of the Franklin Templeton Fund Allocator Series Funds (Allocator Funds), entered into a Special Servicing Agreement (SSA) with the Allocator Funds and certain service providers of the Fund and the Allocator Funds. Under the SSA, the Fund may pay a portion of the Allocator Funds' expenses (other than any asset allocation, administrative, and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Fund by the Allocator Funds. The Allocator Funds and the Fund are either managed by Advisers or administered by Franklin Templeton Services, LLC, affiliates of Advisers.

For the period ended December 31, 2009, the Fund was held by one or more of the Allocator Funds and was allocated expenses as noted in the Statement of Operations. At December 31, 2009, 6.93% of the Fund's outstanding shares was held by one or more of the Allocator Funds.


                             Semiannual Report | 13

Institutional Fiduciary Trust

MONEY MARKET PORTFOLIO

6.   FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At December 31, 2009, all of the Fund's investments in securities carried at fair value were in Level 1 inputs.

7.   NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

8.   SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through February 16, 2010, the issuance date of the financial statements and determined that no events have occurred that require disclosure.


                             14 | Semiannual Report

The Money Market Portfolios

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                            SIX MONTHS ENDED                           YEAR ENDED JUNE 30,
                                           DECEMBER 31, 2009   --------------------------------------------------------------------
                                              (UNAUDITED)         2009            2008         2007            2006         2005
                                           -----------------   ----------      ----------   ----------      ----------   ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of period ....     $     1.00       $     1.00      $     1.00   $     1.00      $     1.00   $     1.00
                                              ----------       ----------      ----------   ----------      ----------   ----------
Income from investment operations:
   Net investment income ................             --(a)         0.011           0.040        0.052           0.041        0.020
   Net realized and unrealized gains
      (losses) ..........................             --(a)           (--)(a)          --          (--)(a)          --           --
                                              ----------       ----------      ----------   ----------      ----------   ----------
Total from investment operations ........             --(a)         0.011           0.040        0.052           0.041        0.020
                                              -=--------       ----------      ----------   ----------      ----------   ----------
Less distributions from net investment
   income ...............................            (--)(a)       (0.011)         (0.040)      (0.052)         (0.041)      (0.020)
                                              ----------       ----------      ----------   ----------      ----------   ----------
Net asset value, end of period ..........     $     1.00       $     1.00      $     1.00   $     1.00      $     1.00   $     1.00
                                              ==========       ==========      ==========   ==========      ==========   ==========
Total return(b) .........................           0.04%            1.14%           4.10%        5.28%           4.15%        2.06%
RATIOS TO AVERAGE NET ASSETS(c)
Expenses(d) .............................           0.16%            0.15%           0.16%        0.15%           0.16%        0.16%
Net investment income ...................           0.07%            1.12%           4.02%        5.17%           4.09%        2.04%
SUPPLEMENTAL DATA
Net assets, end of period (000's) .......     $7,274,913       $8,520,392      $7,028,194   $6,580,101      $4,993,739   $5,676,479

(a)  Amount rounds to less than $0.001 per share.

(b)  Total return is not annualized for periods less than one year.

(c)  Ratios are annualized for periods less than one year.

(d)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 15

The Money Market Portfolios

STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED)

THE MONEY MARKET PORTFOLIO                                                                 PRINCIPAL AMOUNT(A)       VALUE
--------------------------                                                                 -------------------   --------------
    INVESTMENTS 99.9%
    CERTIFICATES OF DEPOSIT 38.4%
    Australia and New Zealand Banking Group Ltd., New York Branch, 0.17%, 3/29/10 ......       $ 75,000,000      $   75,000,000
    Bank of Montreal, Chicago Branch, 0.16%, 1/19/10 ...................................        100,000,000         100,000,000
    Bank of Montreal, Chicago Branch, 0.17%, 2/08/10 ...................................        150,000,000         150,001,583
    Bank of Nova Scotia, Houston Branch, 0.16%, 1/11/10 ................................        100,000,000         100,000,000
    Bank of Nova Scotia, Houston Branch, 0.08% - 0.21%, 1/04/10 - 1/21/10 ..............        100,000,000         100,000,000
    Bank of Nova Scotia, Houston Branch, 0.17%, 1/25/10 ................................        100,000,000         100,000,333
    Banque Nationale De Paris, San Francisco Branch, 0.08% - 0.23%, 1/15/10 - 1/21/10...        100,000,000         100,000,000
    Banque Nationale De Paris, San Francisco Branch, 0.26%, 2/26/10 ....................        100,000,000         100,000,000
    Banque Nationale De Paris, San Francisco Branch, 0.21%, 3/03/10 ....................        100,000,000         100,000,000
    Barclays Bank PLC, New York Branch, 0.15%, 1/19/10 .................................        250,000,000         250,000,000
    Calyon NY, New York Branch, 0.25%, 2/26/10 .........................................        100,000,000         100,000,000
    Calyon NY, New York Branch, 0.24%, 3/12/10 .........................................        100,000,000         100,000,000
    Calyon NY, New York Branch, 0.15% - 0.24%, 2/02/10 - 3/18/10 .......................        100,000,000         100,000,000
    National Australia Bank, New York Branch, 0.20%, 1/04/10 ...........................         50,000,000          50,000,000
    National Australia Bank, New York Branch, 0.22%, 2/18/10 ...........................        100,000,000         100,000,000
    Royal Bank of Canada, New York Branch, 0.10%, 1/11/10 ..............................        250,000,000         250,000,347
    Societe Generale, New York Branch, 0.14%, 2/01/10 ..................................         50,000,000          50,000,431
    Societe Generale, New York Branch, 0.23%, 2/04/10 ..................................        250,000,000         250,000,000
    Svenska Handelsbanken, New York Branch, 0.21%, 3/17/10 .............................        250,000,000         250,000,000
    The Toronto-Dominion Bank, New York Branch, 0.14%, 1/04/10 .........................        200,000,000         200,000,000
    The Toronto-Dominion Bank, New York Branch, 0.19%, 2/12/10 .........................         70,000,000          70,000,408
    Westpac Banking Corp., New York Branch, 0.21% - 0.26%, 1/11/10 - 4/06/10 ...........        100,000,000         100,000,000
                                                                                                                  -------------
    TOTAL CERTIFICATES OF DEPOSIT (COST $2,795,003,102) ................................                          2,795,003,102
                                                                                                                  -------------
(b) COMMERCIAL PAPER 40.8%
    Abbott Laboratories, 1/05/10 - 3/08/10 .............................................         92,185,000          92,173,700
    Abbott Laboratories, 3/15/10 .......................................................         76,000,000          75,981,507
    Abbott Laboratories, 3/22/10 .......................................................         83,000,000          82,977,867
    Australia and New Zealand Banking Group Ltd., 1/22/10 - 2/16/10 (Australia) ........        100,000,000          99,980,111
    Australia and New Zealand Banking Group Ltd., 3/08/10 (Australia) ..................        100,000,000          99,963,333
    ChevronTexaco Funding Corp., 1/05/10 - 1/29/10 .....................................        180,000,000         179,994,450
    Commonwealth Bank of Australia, 1/25/10 (Australia) ................................        100,000,000          99,985,167
    Commonwealth Bank of Australia, 1/28/10 - 2/25/10 (Australia) ......................        150,000,000         149,971,347
    Export Development Canada, 1/13/10 - 2/24/10 (Canada) ..............................         55,381,000          55,377,334
    Government of Canada, 2/09/10 (Canada) .............................................         45,000,000          44,981,963
    Government of Canada, 3/29/10 (Canada) .............................................        100,000,000          99,891,250
    Government of Canada, 3/31/10 (Canada) .............................................        130,000,000         129,861,803
    Johnson & Johnson, 1/19/10 .........................................................        150,000,000         149,992,500
    Johnson & Johnson, 2/01/10 .........................................................         50,000,000          49,995,910
    National Australia Funding, 1/05/10 (Australia) ....................................        100,000,000          99,997,833
    Nestle Capital Corp., 2/22/10 ......................................................        125,000,000         124,983,389
    Nestle Capital Corp., 1/07/10 - 2/23/10 ............................................        144,176,000         144,166,114
    Pitney Bowes Credit Corp., 1/04/10 .................................................         49,537,000          49,536,959
    Province of British Columbia, 1/15/10 - 3/24/10 (Canada) ...........................        143,300,000         143,278,786
    Province of British Columbia, 2/25/10 - 3/23/10 (Canada) ...........................        149,100,000         148,997,838
    Province of Ontario, 2/05/10, (Canada) .............................................         88,700,000          88,683,615
    Province of Ontario, 2/26/10, (Canada) .............................................        103,000,000         102,979,171
    Province of Ontario, 3/09/10 - 3/17/10 (Canada) ....................................         84,500,000          84,478,247


                             16 | Semiannual Report

The Money Market Portfolios

THE MONEY MARKET PORTFOLIO                                                                 PRINCIPAL AMOUNT(A)        VALUE
--------------------------                                                                 -------------------   -------------
   INVESTMENTS (CONTINUED)
(b)COMMERCIAL PAPER (CONTINUED)
   Rabobank USA Financial Corp., 2/19/10 ...............................................      $122,405,000       $  122,368,346
   Rabobank USA Financial Corp., 3/09/10 ...............................................       100,000,000           99,964,639
   United Parcel Service of America Inc., 1/11/10 ......................................        50,000,000           49,999,028
   United Parcel Service of America Inc., 1/20/10 ......................................       150,000,000          149,994,458
   Westpac Banking Corp., 2/02/10 (Australia) ..........................................       100,000,000           99,980,444
   Westpac Banking Corp., 2/19/10 (Australia) ..........................................        50,000,000           49,985,708
                                                                                                                 --------------
   TOTAL COMMERCIAL PAPER (COST $2,970,522,817) ........................................                          2,970,522,817
                                                                                                                 --------------
   U.S. GOVERNMENT AND AGENCY SECURITIES 11.4%
   FHLB, 0.112% - 0.56%, 1/04/10 - 6/22/10 .............................................        77,601,000           77,594,436
(b)International Bank for Reconstruction & Development,
       1/04/10 - 1/05/10 (Supranational(c)) ............................................        52,945,000           52,944,712
(b)U.S. Treasury Bill, 1/14/10 .........................................................       100,000,000           99,983,614
(b)U.S. Treasury Bill, 6/03/10 .........................................................       250,000,000          249,472,575
(b)U.S. Treasury Bill, 8/26/10 .........................................................       100,000,000           99,705,396
(b)U.S. Treasury Bill, 9/23/10 .........................................................       150,000,000          149,573,424
(b)U.S. Treasury Bill, 12/16/10 ........................................................       100,000,000           99,595,257
                                                                                                                 --------------
   TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $828,869,414) .....................                            828,869,414
                                                                                                                 --------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $6,594,395,333) ................                          6,594,395,333
                                                                                                                 --------------
(d)REPURCHASE AGREEMENTS 9.3%
   Banc of America Securities LLC, 0.010%, 1/04/10 (Maturity Value $50,000,056)
      Collateralized by U.S. Government Agency Securities, 5.80%, 2/09/26 ..............        50,000,000           50,000,000
   Deutsche Bank Securities Inc., 0.000%, 1/04/10 (Maturity Value $75,000,000)
      Collateralized by U.S. Treasury Notes, 4.50%, 11/15/10 ...........................        75,000,000           75,000,000
   Goldman, Sachs & Co., 0.000%, 1/04/10 (Maturity Value $250,000,000)
      Collateralized by U.S. Government and Agency Securities, 3.25% - 5.125%,
         2/25/11 - 7/15/12 .............................................................       250,000,000          250,000,000
   HSBC Securities (USA) Inc., 0.010%, 1/04/10 (Maturity Value $150,000,167)
      Collateralized by U.S. Government and Agency Securities 1.375% - 7.25%,
         1/15/10 - 10/18/13 ............................................................       150,000,000          150,000,000
   Morgan Stanley & Co. Inc., 0.000%, 1/04/10 (Maturity Value $100,00,000)
      Collateralized by U.S. Treasury Notes, 2.125% - 4.25%, 11/15/14 - 11/30/14 .......       100,000,000          100,000,000
   UBS Securities LLC., 0.000%, 1/04/10 (Maturity Value $50,000,000)
      Collateralized by U.S. Government and Agency Securities, 3.125% - 6.00%,
                                            5/15/11 - 9/29/14 ..........................        50,000,000           50,000,000
                                                                                                                 --------------
   TOTAL REPURCHASE AGREEMENTS (COST $675,000,000) .....................................                            675,000,000
                                                                                                                 --------------
   TOTAL INVESTMENTS (COST $7,269,395,333) 99.9% .......................................                          7,269,395,333
   OTHER ASSETS, LESS LIABILITIES 0.1% .................................................                              5,518,000
                                                                                                                 --------------
   NET ASSETS 100.0% ...................................................................                         $7,274,913,333
                                                                                                                 ==============

See Abbreviations on page 25.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The security is traded on a discount basis with no stated coupon rate.

(c) A supranational organization is an entity formed by two or more central governments through international treaties.

(d)  See Note 1(b) regarding repurchase agreements.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 17

The Money Market Portfolios

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2009 (unaudited)

                                                               THE
                                                           MONEY MARKET
                                                             PORTFOLIO
                                                          --------------
Assets:
   Investments in securities, at amortized cost .......   $6,594,395,333
   Repurchase agreements, at value and cost ...........      675,000,000
                                                          --------------
         Total investments ............................   $7,269,395,333
   Cash ...............................................        6,049,316
   Interest receivable ................................          661,477
                                                          --------------
         Total assets .................................    7,276,106,126
                                                          --------------
Liabilities:
   Payables:
      Affiliates ......................................        1,046,709
      Custodian fees (Note 4) .........................           70,986
   Accrued expenses and other liabilities .............           75,098
                                                          --------------
         Total liabilities ............................        1,192,793
                                                          --------------
            Net assets, at value ......................   $7,274,913,333
                                                          --------------
   Net assets consist of:
      Paid-in capital .................................   $7,278,117,957
      Accumulated net realized gain (loss) ............       (3,204,624)
                                                          --------------
            Net assets, at value ......................   $7,274,913,333
                                                          --------------
Shares outstanding ....................................    7,278,117,957
                                                          --------------
Net asset value per share .............................   $         1.00
                                                          ==============

   The accompanying notes are an integral part of these financial statements.


                             18 | Semiannual Report

The Money Market Portfolios

STATEMENT OF OPERATIONS
for the six months ended December 31, 2009 (unaudited)

                                                                           THE
                                                                      MONEY MARKET
                                                                        PORTFOLIO
                                                                      ------------
Investment income:
   Interest .......................................................    $10,171,515
                                                                       -----------
Expenses:
   Management fees (Note 3a) ......................................      6,634,535
   Custodian fees (Note 4) ........................................         66,788
   Reports to shareholders ........................................          3,794
   Professional fees ..............................................         62,249
   Other ..........................................................        111,140
                                                                       -----------
      Total expenses ..............................................      6,878,506
      Expense reductions (Note 4) .................................           (344)
                                                                       -----------
         Net expenses .............................................      6,878,162
                                                                       -----------
         Net investment income ....................................      3,293,353
                                                                       -----------
Net realized gain (loss) from investments .........................         27,393
                                                                       -----------
Net increase (decrease) in net assets resulting from operations ...    $ 3,320,746
                                                                       ===========

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 19

The Money Market Portfolios

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    THE MONEY MARKET PORTFOLIO
                                                                                ----------------------------------
                                                                               SIX MONTHS ENDED
                                                                               DECEMBER 31, 2009     YEAR ENDED
                                                                                  (UNAUDITED)      JUNE 30, 2009
                                                                                ----------------   ---------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ................................................    $     3,293,353    $    96,400,635
      Net realized gain (loss) from investments ............................             27,393         (3,212,548)
                                                                                ---------------    ---------------
         Net increase (decrease) in net assets resulting from operations ...          3,320,746         93,188,087
   Distributions to shareholders from net investment income ................         (3,293,353)       (96,400,635)
   Capital share transactions (Note 2) .....................................     (1,245,506,437)     1,495,410,735
                                                                                ---------------    ---------------
         Net increase (decrease) in net assets .............................     (1,245,479,044)     1,492,198,187
Net assets (there is no undistributed net investment income at beginning or end of period):
   Beginning of period .....................................................      8,520,392,377      7,028,194,190
                                                                                ---------------    ---------------
   End of period ...........................................................    $ 7,274,913,333    $ 8,520,392,377
                                                                                ===============    ===============

   The accompanying notes are an integral part of these financial statements.


                             20 | Semiannual Report

The Money Market Portfolios

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

THE MONEY MARKET PORTFOLIO

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio's significant accounting policies.

A.   SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Trust's Board of Trustees.

B.   REPURCHASE AGREEMENTS

The Portfolio may enter into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. All repurchase agreements held by the Portfolio at period end had been entered into on December 31, 2009. Repurchase agreements are valued at cost which approximates market value.

C.   INCOME TAXES

No provision has been made for U.S. income taxes because it is the Portfolio's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Portfolio has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of December 31, 2009, and has determined that no provision for income tax is required in the Portfolio's financial statements.

D.   SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily;


                             Semiannual Report | 21

The Money Market Portfolios

THE MONEY MARKET PORTFOLIO

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

these dividends are reinvested and paid monthly. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

E.   ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F.   GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.   SHARES OF BENEFICIAL INTEREST

At December 31, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio's shares at $1.00 per share were as follows:

                                                      SIX MONTHS ENDED       YEAR ENDED
                                                     DECEMBER 31, 2009     JUNE 30, 2009
                                                     -----------------   ----------------
Shares sold ......................................   $  8,833,234,100    $ 14,699,668,141
Shares issued in reinvestment of distributions ...          3,284,302          96,416,354
Shares redeemed ..................................    (10,082,024,839)    (13,300,673,760)
                                                     ----------------    ----------------
Net increase (decrease) ..........................   $ (1,245,506,437)   $  1,495,410,735
                                                     ================    ================


                             22 | Semiannual Report

The Money Market Portfolios

THE MONEY MARKET PORTFOLIO

3.   TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, directors, and/or trustees of the Franklin Money Fund, the Franklin Templeton Money Fund Trust, the Institutional Fiduciary Trust, and of the following subsidiaries:

SUBSIDIARY                                                      AFFILIATION
----------                                                      -----------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A.   MANAGEMENT FEES

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

B.   TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

C.   OTHER AFFILIATED TRANSACTIONS

At December 31, 2009, the shares of the Portfolio were owned by the following entities:

                                                                                 PERCENTAGE OF
                                                                  SHARES       OUTSTANDING SHARES
                                                               -------------   ------------------
Institutional Fiduciary Trust - Money Market Portfolio .....   4,908,987,917        67.45%
Franklin Money Fund ........................................   2,052,235,060        28.20%
Franklin Templeton Money Fund Trust -
   Franklin Templeton Money Fund ...........................     316,894,980         4.35%

4.   EXPENSE OFFSET ARRANGEMENT

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the period ended December 31, 2009, the custodian fees were reduced as noted in the Statement of Operations.


                             Semiannual Report | 23

The Money Market Portfolios

THE MONEY MARKET PORTFOLIO

5.   INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At June 30, 2009, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
   2016 ....   $   19,469
   2017 ....    3,212,548
               ----------
               $3,232,017
               ==========

At December 31, 2009, the cost of investments for book and income tax purposes was the same.

6.   FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

At December 31, 2009, all of the Portfolio's investments in securities carried at fair value were in Level 2 inputs.


                             24 | Semiannual Report

The Money Market Portfolios

THE MONEY MARKET PORTFOLIO

7.   NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Portfolio is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

8.   SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through February 16, 2010, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

SELECTED PORTFOLIO

FHLB - Federal Home Loan Bank


                             Semiannual Report | 25

Institutional Fiduciary Trust

SHAREHOLDER INFORMATION

IFT MONEY MARKET PORTFOLIO

PROXY VOTING POLICIES AND PROCEDURES

The Trust's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.


                             26 | Semiannual Report

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

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


(FRANKLIN TEMPLETON INSTITUTIONAL(R) LOGO)

600 Fifth Avenue
New York, NY 10020

SEMIANNUAL REPORT

INSTITUTIONAL FIDUCIARY TRUST

Money Market Portfolio

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
One Franklin Parkway
San Mateo, CA 94403-1906

FRANKLIN TEMPLETON INSTITUTIONAL SERVICES
(800) 321-8563
ftinstitutional.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

140 S2009 02/10

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.


Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A


Item 5. Audit Committee of Listed Registrants. N/A


Item 6. Schedule of Investments. N/A


Item 7. Disclosure of Proxy Voting  Policies  and  Procedures  for  Closed-End
        Management Investment Companies.        N/A


Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A


Item 9. Purchases of Equity Securities by  Closed-End  Management Investment
        Company and Affiliated Purchasers.       N/A


Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INSTITUTIONAL FIDUCIARY TRUST


By /s/LAURA F. FERGERSON
   ------------------------
      Laura F. Fergerson
      Chief Executive Officer -
        Finance and Administration
Date  February 25, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
   ------------------------
      Laura F. Fergerson
      Chief Executive Officer -
        Finance and Administration
Date  February 25, 2010


By /s/GASTON GARDEY
   ------------------------
      Gaston Gardey
      Chief Financial Officer and
        Chief Accounting Officer
Date  February 25, 2010